Annual Total Returns - BlackRock LifePath Dynamic 2030 Fund (Class K) [BarChart] - Class K - BlackRock LifePath Dynamic 2030 Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.20%)
Annual Return 2012	13.43%
Annual Return 2013	14.05%
Annual Return 2014	5.66%
Annual Return 2015	(1.66%)
Annual Return 2016	7.42%
Annual Return 2017	17.96%
Annual Return 2018	(5.28%)
Annual Return 2019	22.27%
Annual Return 2020	13.36%